Earnings Per Share (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (Loss) from Continuing Operations	$ 23,216	$ (27,907)	$ 122,578
Effect of dilutive securities	1,822,000	0	2,287,000
Dilutive shares	239,794,000	248,349,000	262,861,000
Parent Company [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (Loss) from Continuing Operations	$ 29,100	$ (27,900)	$ 122,600
Employee Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options, weighted average exercise price	$ 21.95	$ 22.07	$ 24.91
Shares excluded from computation of earnings per share	7,900,000	10,000,000	10,600,000
Other Equity Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of earnings per share		3,500,000	600,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive shares			700,000